Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions		Jan. 31, 2026	Oct. 31, 2025
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost		$ 22,069	$ 23,239
Financial assets at fair value, investment securities [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost		5,663	5,553
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost		14,229	15,178
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost		1,935	2,285
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost		242	223
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	[1]	22,452	23,722
Financial assets at carrying value, investment securities [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	[1]	5,594	5,467
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	[1]	14,689	15,758
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	[1]	1,932	2,281
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	[1]	$ 237	$ 216

[1]	Balances are net of allowances, which are $1 (October 31, 2025 – $1)